Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(each a series of JPMorgan Trust I)

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 25, 2019

to the Summary Prospectuses and Prospectus

dated November 1, 2019, as supplemented

The Board of Trustees (the “Board”) of JPMorgan Trust I has approved changes to the investment advisory fee and expense limitation arrangements for each Fund listed above. In addition, the Board adopted a limited offering policy for the Class L Shares of each Fund. On December 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectuses and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectuses and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Access Balanced Fund — Class A, Class C and Class I Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1,2]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.41	0.40	0.40

Service Fees[2]	0.25	0.25	0.25

Remainder of Other Expenses[3]	0.16	0.15	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.32	0.32	0.32

Total Annual Fund Operating Expenses	1.28	1.77	1.02

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.28)	(0.27)	(0.27)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	1.00	1.50	0.75

1	Management Fees have been restated to reflect current fees.

2
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class A, Class C and Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.68%, 1.18% and 0.43% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 11/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

5
The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	811	1,095	1,902

CLASS C SHARES ($)	253	531	934	2,062

CLASS I SHARES ($)	77	298	537	1,223

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	811	1,095	1,092

CLASS C SHARES ($)	153	531	934	2,062

CLASS I SHARES ($)	77	298	537	1,223

JPMorgan Access Balanced Fund — Class L Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1,2]	0.30%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees[2]	0.10

Remainder of Other Expenses[3]	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.32

Total Annual Fund Operating Expenses	0.87

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.12)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	0.75

1	Management Fees have been restated to reflect current fees.

2
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.10% for Class L Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.43% of the average daily net assets of Class L Shares. This waiver is in effect through 11/30/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

5
The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	77	266	470	1,061

JPMorgan Access Growth Fund — Class A, Class C and Class I Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1,2]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.42	0.41	0.41

Service Fees[2]	0.25	0.25	0.25

Remainder of Other Expenses[3]	0.17	0.16	0.16

Acquired Fund (Underlying Fund) Fees and Expenses	0.30	0.30	0.30

Total Annual Fund Operating Expenses	1.27	1.76	1.01

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.27)	(0.26)	(0.26)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	1.00	1.50	0.75

1	Management Fees have been restated to reflect current fees.

2
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class A, Class C and Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 11/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

5
The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	809	1,091	1,892

CLASS C SHARES ($)	253	529	930	2,052

CLASS I SHARES ($)	77	296	533	1,213

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	809	1,091	1,892

CLASS C SHARES ($)	153	529	930	2,052

CLASS I SHARES ($)	77	296	533	1,213

JPMorgan Access Growth Fund — Class L Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1,2]	0.30%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees[2]	0.10

Remainder of Other Expenses[3]	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.30

Total Annual Fund Operating Expenses	0.85

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.10)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	0.75

1	Management Fees have been restated to reflect current fees.

2
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.10% for Class L Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of the average daily net assets of Class L Shares. This waiver is in effect through 11/30/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

5
The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	77	261	462	1,040

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

(each a series of JPMorgan Trust I)

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 25, 2019

to the Summary Prospectuses and Prospectus

dated November 1, 2019, as supplemented

The Board of Trustees (the “Board”) of JPMorgan Trust I has approved changes to the investment advisory fee and expense limitation arrangements for each Fund listed above. In addition, the Board adopted a limited offering policy for the Class L Shares of each Fund. On December 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectuses and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectuses and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Access Balanced Fund — Class A, Class C and Class I Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1,2]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.41	0.40	0.40

Service Fees[2]	0.25	0.25	0.25

Remainder of Other Expenses[3]	0.16	0.15	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.32	0.32	0.32

Total Annual Fund Operating Expenses	1.28	1.77	1.02

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.28)	(0.27)	(0.27)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	1.00	1.50	0.75

1	Management Fees have been restated to reflect current fees.

2
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class A, Class C and Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.68%, 1.18% and 0.43% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 11/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

5
The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	811	1,095	1,902

CLASS C SHARES ($)	253	531	934	2,062

CLASS I SHARES ($)	77	298	537	1,223

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	811	1,095	1,092

CLASS C SHARES ($)	153	531	934	2,062

CLASS I SHARES ($)	77	298	537	1,223

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, I Shares | JPMorgan Access Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2],[4],[5]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[2],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 547
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,095
10 Years	rr_ExpenseExampleYear10	1,902
1 Year	rr_ExpenseExampleNoRedemptionYear01	547
3 Years	rr_ExpenseExampleNoRedemptionYear03	811
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,092
A, C, I Shares | JPMorgan Access Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[4],[5]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[2],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 253
3 Years	rr_ExpenseExampleYear03	531
5 Years	rr_ExpenseExampleYear05	934
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	531
5 Years	rr_ExpenseExampleNoRedemptionYear05	934
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
A, C, I Shares | JPMorgan Access Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[4],[5]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[2],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	537
10 Years	rr_ExpenseExampleYear10	1,223
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	298
5 Years	rr_ExpenseExampleNoRedemptionYear05	537
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,223
A, C, I Shares | JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Growth Fund

(each a series of JPMorgan Trust I)

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 25, 2019

to the Summary Prospectuses and Prospectus

dated November 1, 2019, as supplemented

The Board of Trustees (the “Board”) of JPMorgan Trust I has approved changes to the investment advisory fee and expense limitation arrangements for each Fund listed above. In addition, the Board adopted a limited offering policy for the Class L Shares of each Fund. On December 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectuses and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectuses and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Access Growth Fund — Class A, Class C and Class I Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1,2]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.42	0.41	0.41

Service Fees[2]	0.25	0.25	0.25

Remainder of Other Expenses[3]	0.17	0.16	0.16

Acquired Fund (Underlying Fund) Fees and Expenses	0.30	0.30	0.30

Total Annual Fund Operating Expenses	1.27	1.76	1.01

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.27)	(0.26)	(0.26)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	1.00	1.50	0.75

1	Management Fees have been restated to reflect current fees.

2
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class A, Class C and Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 11/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

5
The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	809	1,091	1,892

CLASS C SHARES ($)	253	529	930	2,052

CLASS I SHARES ($)	77	296	533	1,213

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	809	1,091	1,892

CLASS C SHARES ($)	153	529	930	2,052

CLASS I SHARES ($)	77	296	533	1,213

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, I Shares | JPMorgan Access Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[6],[7]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[2],[6],[7]
1 Year	rr_ExpenseExampleYear01	$ 547
3 Years	rr_ExpenseExampleYear03	809
5 Years	rr_ExpenseExampleYear05	1,091
10 Years	rr_ExpenseExampleYear10	1,892
1 Year	rr_ExpenseExampleNoRedemptionYear01	547
3 Years	rr_ExpenseExampleNoRedemptionYear03	809
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,091
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,892
A, C, I Shares | JPMorgan Access Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2],[6],[7]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[2],[6],[7]
1 Year	rr_ExpenseExampleYear01	$ 253
3 Years	rr_ExpenseExampleYear03	529
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	2,052
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	529
5 Years	rr_ExpenseExampleNoRedemptionYear05	930
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,052
A, C, I Shares | JPMorgan Access Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2],[6],[7]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[2],[6],[7]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	533
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	296
5 Years	rr_ExpenseExampleNoRedemptionYear05	533
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
L Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

(each a series of JPMorgan Trust I)

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 25, 2019

to the Summary Prospectuses and Prospectus

dated November 1, 2019, as supplemented

The Board of Trustees (the “Board”) of JPMorgan Trust I has approved changes to the investment advisory fee and expense limitation arrangements for each Fund listed above. In addition, the Board adopted a limited offering policy for the Class L Shares of each Fund. On December 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectuses and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectuses and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Access Balanced Fund — Class L Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1,2]	0.30%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees[2]	0.10

Remainder of Other Expenses[3]	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.32

Total Annual Fund Operating Expenses	0.87

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.12)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	0.75

1	Management Fees have been restated to reflect current fees.

2
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.10% for Class L Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.43% of the average daily net assets of Class L Shares. This waiver is in effect through 11/30/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

5
The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	77	266	470	1,061

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
L Shares | JPMorgan Access Balanced Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[8]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5],[8],[9]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[5],[8],[9]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	470
10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	266
5 Years	rr_ExpenseExampleNoRedemptionYear05	470
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
L Shares | JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Growth Fund

(each a series of JPMorgan Trust I)

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 25, 2019

to the Summary Prospectuses and Prospectus

dated November 1, 2019, as supplemented

The Board of Trustees (the “Board”) of JPMorgan Trust I has approved changes to the investment advisory fee and expense limitation arrangements for each Fund listed above. In addition, the Board adopted a limited offering policy for the Class L Shares of each Fund. On December 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectuses and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectuses and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Access Growth Fund — Class L Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1,2]	0.30%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees[2]	0.10

Remainder of Other Expenses[3]	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.30

Total Annual Fund Operating Expenses	0.85

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.10)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	0.75

1	Management Fees have been restated to reflect current fees.

2
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.10% for Class L Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of the average daily net assets of Class L Shares. This waiver is in effect through 11/30/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

5
The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	77	261	462	1,040

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
L Shares | JPMorgan Access Growth Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[8]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7],[8],[10]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[7],[8],[10]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	261
5 Years	rr_ExpenseExampleYear05	462
10 Years	rr_ExpenseExampleYear10	1,040
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	261
5 Years	rr_ExpenseExampleNoRedemptionYear05	462
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,040

[1]	Management Fees have been restated to reflect current fees.
[2]	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class A, Class C and Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.
[3]	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
[4]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.68%, 1.18% and 0.43% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 11/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[5]	The Fund's adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund's wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund's Board of Trustees.
[6]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 11/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[7]	The Fund's adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund's wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund's Board of Trustees.
[8]	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.10% for Class L Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.
[9]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.43% of the average daily net assets of Class L Shares. This waiver is in effect through 11/30/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.
[10]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of the average daily net assets of Class L Shares. This waiver is in effect through 11/30/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.